Intangible Assets, Net - Additional Information (Detail) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Continuing Operations [Member] USD ($)	Dec. 31, 2013 Continuing Operations [Member] CNY	Dec. 31, 2012 Continuing Operations [Member] CNY	Dec. 31, 2011 Continuing Operations [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 746	4,576	4,670	$ 1,032	6,250	10,203	23,620			$ 1,032	6,250	10,203	13,768
Intangible assets, estimated useful lives								1 year 9 months	15 years